Notes Payable (Details) - Schedule of Fair Values of the Embedded Convertible Notes Derivatives and Tainted Convertible Notes Using a Lattice Valuation - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Fair Values of The Embedded Convertible Notes Derivatives and Tainted Convertible Notes Using ALattice Valuation [Line Items]
Common stock issuable (in Shares)		365,463
Market value of common stock on measurement date		$ 0.019
Adjusted exercise price		$ 0.06
Risk free interest rate	5.20%	4.34%
Instrument lives in years		2 years
Expected volatility	64.00%	79.00%
Expected dividend yields		$ 0